Investments and assets and liabilities held for sale, Investments classification (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments Classification [Abstract]
Investments	R$ 7,206	R$ 44,467	R$ 31,254	R$ 33,975
Goodwill on acquisition	0	70,185	73,008	73,656
Total investments	R$ 7,206	R$ 114,652	R$ 104,262	R$ 107,631